                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.c. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-08916

                        Morgan Stanley Information Fund
               (Exact name of registrant as specified in charter)

1221 Avenue of the Americas, New York, New York                          10020
       (Address of principal executive offices)                       (Zip code)

                               Ronald E. Robison
             1221 Avenue of the Americas, New York, New York 10020
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-762-4000

Date of fiscal year end: March 31, 2006

Date of reporting period: December 31, 2005

ITEM 1. SCHEDULE OF INVESTMENTS.

The Fund's schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

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MORGAN STANLEY INFORMATION FUND
PORTFOLIO OF INVESTMENTS DECEMBER 31, 2005 (UNAUDITED)

NUMBER OF
  SHARES                                                                VALUE
---------                                                           ------------
            COMMON STOCKS (99.8%)
            Advertising/Marketing Services (1.4%)
   63,490   Getty Images, Inc. *                                    $  5,667,752
                                                                    ------------
            Aerospace & Defense (0.8%)
   49,270   Boeing Co.                                                 3,460,725
                                                                    ------------
            Alternative Power Generation (0.2%)
   35,100   Suntech Power Holdings Co. Ltd. (ADR) (China) *              956,475
                                                                    ------------
            Computer Communications (4.6%)
  682,270   Cisco Systems, Inc. *                                     11,680,462
  335,500   Juniper Networks, Inc. *                                   7,481,650
                                                                    ------------
                                                                      19,162,112
                                                                    ------------
            Computer Peripherals (3.7%)
  917,970   EMC Corp. *                                               12,502,751
  115,420   Network Appliance, Inc. *                                  3,116,340
  192,300   Seagate Technology Inc. (Escrow) (a) *                             0
                                                                    ------------
                                                                      15,619,091
                                                                    ------------
            Computer Processing Hardware (8.5%)
  272,970   Apple Computer, Inc. *                                    19,623,813
  202,920   Dell, Inc. *                                               6,085,571
  241,220   Hewlett-Packard Co.                                        6,906,129
  701,810   Sun Microsystems, Inc. *                                   2,940,584
                                                                    ------------
                                                                      35,556,097
                                                                    ------------
            Data Processing Services (0.7%)
   72,100   Paychex, Inc.                                              2,748,452
                                                                    ------------
            Electronic Production Equipment (4.0%)
  470,810   Lam Research Corp. *                                      16,798,501
                                                                    ------------
            Financial Publishing/Services (0.6%)
   38,400   Moody's Corp.                                              2,358,528
                                                                    ------------
            Information Technology Services (7.6%)
   87,170   Cognizant Technology Solutions Corp. (Class A) *           4,389,010
  176,500   Infosys Technologies Ltd. (India)                         11,748,698
   77,050   International Business Machines Corp.                      6,333,510
  557,500   Satyam Computer Service Ltd. (India)                       9,136,462
                                                                    ------------
                                                                      31,607,680
                                                                    ------------
            Internet Retail (2.4%)
  130,810   Amazon.com, Inc. *                                         6,167,692
   66,400   Ctrip.com International Ltd. (ADR) (Cayman Islands)        3,834,600
                                                                    ------------
                                                                      10,002,292
                                                                    ------------
            Internet Software/Services (8.4%)
   14,020   Google, Inc. (Class A) *                                   5,816,337
  391,290   SINA Corp. (Cayman Islands) *                              9,453,566
  287,490   VeriSign, Inc. *                                           6,301,781
  342,450   Yahoo!, Inc. *                                            13,417,191
                                                                    ------------
                                                                      34,988,875
                                                                    ------------

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
            Major Telecommunications (1.7%)
   69,260   France Telecom S.A. (ADR) (France)                         1,720,418
  229,550   Sprint Nextel Corp.                                        5,362,288
                                                                    ------------
                                                                       7,082,706
                                                                    ------------
            Miscellaneous Commercial Services (2.0%)
   94,480   Corporate Executive Board Co. (The)                        8,474,856
                                                                    ------------
            Other Consumer Services (4.2%)
  216,930   eBay, Inc. *                                               9,382,223
   88,520   Strayer Education, Inc.                                    8,294,324
                                                                    ------------
                                                                      17,676,547
                                                                    ------------
            Packaged Software (14.7%)
  838,630   Microsoft Corp.                                           21,930,174
  281,560   Novell, Inc. *                                             2,486,175
  531,670   Oracle Corp. *                                             6,491,691
  155,260   Quest Software, Inc. *                                     2,265,243
  182,330   Red Hat, Inc. *                                            4,966,669
  149,230   SAP AG (ADR) (Germany)                                     6,725,796
  924,657   Symantec Corp. *                                          16,181,497
                                                                    ------------
                                                                      61,047,245
                                                                    ------------
            Recreational Products (0.6%)
   47,880   Electronic Arts, Inc. *                                    2,504,603
                                                                    ------------
            Semiconductors (25.1%)
  286,160   Advanced Micro Devices, Inc. *                             8,756,496
  116,600   Analog Devices, Inc.                                       4,182,442
   90,100   Cirrus Logic, Inc. *                                         601,868
  575,690   Intel Corp.                                               14,369,222
  348,520   Linear Technology Corp.                                   12,571,116
  258,050   Marvell Technology Group, Ltd.  (Bermuda) *               14,474,025
  122,700   Maxim Integrated Products, Inc.                            4,446,648
  442,680   Microchip Technology Inc.                                 14,232,162
  665,810   Micron Technology, Inc. *                                  8,861,931
  187,740   National Semiconductor Corp.                               4,877,485
    3,870   Samsung Electronics Co., Ltd. (South Korea)                2,531,094
  257,560   Texas Instruments Inc.                                     8,259,949
  247,300   Xilinx, Inc.                                               6,234,433
                                                                    ------------
                                                                     104,398,871
                                                                    ------------
            Telecommunication Equipment (7.9%)
  347,650   Comverse Technology, Inc. *                                9,244,014
1,195,470   Corning, Inc. *                                           23,502,940
                                                                    ------------
                                                                      32,746,954
                                                                    ------------
            Wireless Telecommunications (0.7%)
   67,560   NII Holdings, Inc. (Class B) *                             2,951,021
                                                                    ------------
            TOTAL COMMON STOCKS
            (Cost $386,849,284)                                      415,809,383
                                                                    ------------

PRINCIPAL
AMOUNT IN
THOUSANDS                                                               VALUE
---------                                                           ------------
            SHORT-TERM INVESTMENT (0.5%)
            REPURCHASE AGREEMENT
   $1,939   Joint repurchase agreement account 4.25%
               due 01/03/06 (dated 12/30/05; proceeds
               $1,939,916) (b) (Cost $1,939,000)                       1,939,000
                                                                    ------------

            TOTAL INVESTMENTS
               (Cost $388,788,284) (c)                      100.3%   417,748,383
            LIABILITIES IN EXCESS OF OTHER ASSETS            (0.3)    (1,388,519)
                                                            -----   ------------
            NET ASSETS                                      100.0%  $416,359,864
                                                            =====   ============

----------
ADR  American Depositary Receipt.

*    Non-income producing security.

(a) A security with total market value equal to $0 has been valued at its fair value as determined in good faith under procedures established by and under the general supervision of the Fund's Trustees.

(b)  Collateralized by federal agency and U.S. Treasury obligations.

(c) The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is $50,359,570 and the aggregate gross unrealized depreciation is $21,399,471, resulting in net unrealized appreciation of $28,960,099.

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ITEM 2. CONTROLS AND PROCEDURES.

(a) The Fund's principal executive officer and principal financial officer have concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the Fund's internal control over financial reporting that occurred during the registrant's fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund's internal control over financial reporting.

ITEM 3. EXHIBITS.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto.


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                                   SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley Information Fund


/s/ Ronald E. Robison
-------------------------------------
Ronald E. Robison
Principal Executive Officer
February 09, 2006

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


/s/ Ronald E. Robison
-------------------------------------
Ronald E. Robison
Principal Executive Officer
February 09, 2006


/s/ Francis Smith
-------------------------------------
Francis Smith
Principal Financial Officer
February 09, 2006


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